BALANCE SHEET (FY) (Parenthetical) - $ / shares			9 Months Ended
	Feb. 11, 2021	Jan. 26, 2021	Sep. 30, 2021	Feb. 03, 2021	Jan. 25, 2021	Dec. 31, 2020
Shareholder's Equity
Preferred stock, par value (in dollars per share)			$ 0.0001			$ 0.0001
Preferred stock, shares authorized (in shares)			1,000,000			1,000,000
Preferred stock, shares outstanding (in shares)			0			0
Subsequent Event [Member]
Shareholder's Equity
Shares canceled (in shares)		1,437,500
Class A Ordinary Shares [Member]
Shareholder's Equity
Ordinary shares, par value (in dollars per share)			$ 0.0001			$ 0.0001
Ordinary shares, shares authorized (in shares)			200,000,000			200,000,000
Ordinary shares, shares issued (in shares)			0			0
Ordinary shares, shares outstanding (in shares)			0			0
Class B Ordinary Shares [Member]
Shareholder's Equity
Ordinary shares, par value (in dollars per share)			$ 0.0001			$ 0.0001
Ordinary shares, shares authorized (in shares)			20,000,000			20,000,000
Ordinary shares, shares issued (in shares)			5,000,000			5,031,250
Ordinary shares, shares outstanding (in shares)	5,031,250		5,000,000		4,312,500	5,031,250
Shares subject to forfeiture (in shares)	31,250					656,250
Issuance of ordinary shares to Sponsor (in shares)	718,750		5,000,000
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Shareholder's Equity
Ordinary shares, shares outstanding (in shares)	5,031,250	4,312,500
Shares canceled (in shares)		1,437,500
Issuance of ordinary shares to Sponsor (in shares)	718,750
Class B Ordinary Shares [Member] | Maximum [Member]
Shareholder's Equity
Shares subject to forfeiture (in shares)	656,250		31,250			656,250
Class B Ordinary Shares [Member] | Maximum [Member] | Subsequent Event [Member]
Shareholder's Equity
Shares subject to forfeiture (in shares)				656,250
Class B Ordinary Shares [Member] | As Previously Reported [Member]
Shareholder's Equity
Ordinary shares, shares issued (in shares)						5,031,250
Ordinary shares, shares outstanding (in shares)						5,031,250